united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Pinnacle Dynamic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.9%
	EQUITY FUNDS - 98.9%
13,535	First Trust Brazil AlphaDEX Fund	$213,853
3,355	First Trust Cloud Computing ETF	193,919
1,210	First Trust Dow Jones Internet Index Fund *	174,022
2,945	First Trust Large Cap Growth AlphaDEX Fund	207,181
6,765	First Trust NASDAQ Cybersecurity ETF	193,479
2,292	First Trust NASDAQ-100 Technology Index Fund	195,943
3,070	First Trust Technology AlphaDEX Fund	204,278
2,480	First Trust US Equity Opportunities ETF	193,243
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,478,383)	1,575,918

	TOTAL INVESTMENTS - 98.9% (Cost $1,478,383)	$1,575,918
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	18,093
	NET ASSETS - 100.0%	$1,594,011

* - Non income producing security
ETF - Exchange Traded Funds

Pinnacle Sherman Multi-Strategy Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 80.1%
28,630	Invesco QQQ Trust Series 1	$5,346,366
29,850	iShares S&P 500 Growth ETF	5,350,314
35,975	iShares S&P 500 Value ETF	4,193,606
6,970	iShares U.S. Consumer Services ETF	1,517,508
12,160	iShares US Financials ETF	1,527,296
9,860	iShares US Utilities ETF	1,486,789
20,215	SPDR Dow Jones Industrial Average ETF Trust	5,374,158
18,364	SPDR S&P 500 ETF Trust	5,380,652
		30,176,689
	REAL ESTATE INVESTMENT TRUST (REIT) - 17.9%
271,370	First Trust S&P REIT Index Fund	6,765,146

	TOTAL EXCHANGE TRADED FUNDS (Cost $34,817,853)	36,941,835

	TOTAL INVESTMENTS - 98.0% (Cost $34,817,853)	$36,941,835
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%	744,202
	NET ASSETS - 100.0%	$37,686,037

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
S&P - Standard and Poor's

Pinnacle TrendRating Innovative Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value
	COMMON STOCK - 98.6%
	BEVERAGES - 3.3%
1,562	Keurig Dr Pepper, Inc.	$45,142

	COMMERCIAL SERVICES - 4.7%
549	PayPal Holdings, Inc. *	62,839

	COSMETICS / PERSONAL CARE - 3.8%
278	Estee Lauder Cos, Inc.	50,905

	DIVERSIFIED FINANCIAL SERVICES - 12.7%
417	American Express Co.	51,475
231	Mastercard, Inc.	61,106
343	Visa, Inc.	59,528
		172,109
	ENVIRONMENTAL CONTROL - 3.6%
556	Republic Services, Inc.	48,172

	HEALTHCARE-PRODUCTS - 18.4%
553	Abbott Laboratories	46,507
389	Danaher Corp.	55,596
262	Edwards Lifesciences Corp. *	48,402
255	Stryker Corp.	52,423
155	Thermo Fisher Scientific, Inc.	45,520
		248,448
	HEALTHCARE SERVICES - 4.1%
345	IQVIA Holdings, Inc. *	55,511

	INSURANCE - 8.2%
276	Aon PLC	53,262
726	Progressive Corp.	58,029
		111,291
	MACHINERY-DIVERSIFIED - 4.1%
151	Roper Technologies, Inc.	55,305

	PHARMACEUTICALS - 4.4%
524	Zoetis, Inc.	59,469

	RETAIL - 12.3%
52	AutoZone, Inc. *	57,172
205	Shopify, Inc. *	61,531
436	Yum! Brands, Inc.	48,252
		166,955
	SOFTWARE - 15.7%
197	Adobe, Inc. *	58,046
443	Microsoft Corp.	59,344
293	salesforce.com, Inc. *	44,457
185	ServiceNow, Inc. *	50,795
		212,642
	TRANSPORTATION - 3.3%
192	Canadian Pacific Railway Ltd.	45,166

	TOTAL COMMON STOCK (Cost $1,167,613)	1,333,954

	TOTAL INVESTMENTS - 98.6% (Cost $1,167,613)	$1,333,954
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	18,522
	NET ASSETS - 100.0%	$1,352,476

* - Non income producing security
PLC - Public Limited Company

Pinnacle Funds

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean of the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Funds’ assets and liabilities measured at fair value:

Pinnacle Dynamic Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,575,918	$-	$-	$1,575,918
Total	$1,575,918	$-	$-	$1,575,918

Pinnacle Multi-Strategy Core Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,941,835	$-	$-	$36,941,835
Total	$36,941,835	$-	$-	$36,941,835

Pinnacle Trendrating Innovative Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$1,333,954	$-	$-	$1,333,954
Total	$1,333,954	$-	$-	$1,333,954

The Funds did not hold any Level 2 or 3 securities during the period.

* Refer to the Portfolio of Investments for security classifications.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at June 30, 2019, were as follows:

Pinnacle Dynamic Growth Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,478,383	$97,535	$-	$97,535

Pinnacle Multi-Strategy Core Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$34,817,853	$2,135,057	$(11,075)	$2,123,982

Pinnacle Trendrating Innovative Equity Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,167,613	$167,422	$(1,081)	$166,341

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 8/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Rich Malinowski,

Rich Malinowski, Principal Executive Officer/President

Date 8/27/2019

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/27/2019